1933 Act File No.	33-43472
1940 Act File No.	811-6447

Form N-1A

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	51

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	51

FEDERATED FIXED INCOME SECURITIES, INC.
(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
 (Address of Principal Executive Offices)

(412) 288-1900
 (Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire
Federated Investors Tower
Pittsburgh, Pennsylvania  15222-3779
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on	November 30, 2009	pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)
	on		pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on		pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 50 filed September 25, 2009 in their entirety.
(File no. 33-43472 and 811-6447)

Item 28.  Exhibits

(a)

1	Conformed copy of Articles of Incorporation of the Registrant;	(1)

2	Conformed copy of Amendment Nos. 1,2,3,4, and 5	(12)

3	Conformed copy of Amendment No. 6	(21)

4	Conformed copy of Amendment No. 7	(21)

5	Conformed copy of Amendment Nos. 8,9,10,11,12,13,14 and 15	(22)

6	Conformed copy of Amendment No. 16	(23)

7	Conformed copies of Amendments Nos. 20-21	(34)

(b)

1	Copy of By-Laws of the Registrant;	(1)

2	Copy of Amendment Nos. 1,2,3 and 4	(21)

3	Copy of Amendment No. 5	(26)

4	Copy of Amendment No. 6	(27)

5	Copy of Amendment No. 7	(29)

6	Copy of Amendment No. 8	(30)

7	Copy of Amendment No. 9	(31)

(c)

1	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;	(1)

2	Federated Limited Term Fund-Class A Shares and Class F Shares;	(18)

3	Federated Limited Term Municipal Fund – Class A Shares and Class F Shares;	(18)

4	Federated Strategic Income Fund – Class A Shares, Class B Shares, Class C Shares and Class F Shares;	(18)

5	As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)

1	Conformed copy of Investment Advisory Contract of the Registrant with attached Exhibits A and B;	(7)

2	Conformed copy of Exhibit C to Investment Advisory Contract of the Registrant;	(12)

3	Conformed copy of Exhibit D to Investment Advisory Contract of the Registrant;	(9)

4	Conformed copy of Exhibit E to Investment Advisory Contract of the Registrant;	(10)

5	Conformed copy of Exhibit F to Investment Advisory Contract of the Registrant;	(23)

6	Conformed copy of Limited Power of Attorney to Investment Advisory Contract of the Registrant;	(23)

7	Conformed copy of Amendment to Investment Advisory Contract between the registrant and Federated Investment Management Company;	(24)

(e)

1	Conformed copy of Distributor's Contract of the Registrant through and including Exhibits A-I;	(14)

2	Conformed copy of Exhibit J to Distributor’s Contract of the Registrant;	(18)

3	Conformed copy of Distributor's Contract of the Registrant (Class B Shares);	(20)

4	Conformed copy of Exhibit K to Distributor's Contract of the Registrant;	(23)

5	Conformed copy of Exhibit L to Distributor's Contract of the Registrant;	(23)

6
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (Files Nos. 33-38550 and 811-6269)

7	Conformed copy of Amendment to Distributor’s Contract between Federated funds with Class B Shares and Federated Securities Corp.;	(24)

8	Amendment to Distributor’s Contract between Federated Fixed Income Securities, Inc. and Federated Securities Corp.;	(27)

9	Conformed copy of Exhibit M to the Distributor’s contract of the Registrant;	(34)

10	Conformed copy of Amendment 1 to Exhibit I to the Distributor’s Contract of the Registrant;	(35)

(f)	Not applicable

(g)

1	Conformed copy of Custodian Agreement of the Registrant;	(17)

2	Conformed copy of Custodian Fee Schedule;	(19)

3	Conformed copy of Amendment to Custodian Agreement;	(34)

(h)

1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement;	(21)

2
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

3
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

4
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

5	Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares);	(20)

6	Conformed copy of Shareholder Services Agreement (Class B Shares);	(20)

7	The responses described in Item 22 (e)(vi) are hereby incorporated by reference.

8
On behalf of Federated Strategic Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

9	Amendment to Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement between Federated Investment Companies and Federated Services Company;	(24)

10
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series,  Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

11
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

12
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309);

13
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

14
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309);

15	Conformed copy of Financial Administration and Accounting Services Agreement;	(34)

16	Conformed copy of the Second Amended and Restated Services Agreement with Attached Schedule 1;	(34)

17	Conformed copy of Agreement for Administrative Services;	(34)

35	Conformed copy of Amendment to Transfer Agency and Service Agreement;	(36)

(i)	Conformed copy of Opinion and Consent of Counsel as to the legality of shares being registered;	(15)

(j)

1	Conformed copy of Consent of Independent Registered Public Accounting Firm;	(37)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding;	(2)

(m)

1	Conformed copy of Distribution Plan including Exhibits A through E;	(29)

2	The responses described in Item 23 (e)(vi) are hereby incorporated by reference.

	Conformed copy of Exhibit 1 and Schedule A of the Distribution Plan for the Registrant’s Class B Shares;	(20)

	Conformed copy of Amendment 1 to Exhibit E to the Distribution Plan of Registrant;	(35)

(n)

1
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Equity Income Fund Registration Statement on Form N-1A, filed with the Commission on January 27, 2006. (File Nos. 33-6901 and 811-4743)

2
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)

3	Copy of the Multiple Class Plan with attached Exhibits;	(34)

4	Copy of Multiple Class Plan with Attached Exhibits;	(35)

5	Copy of Multiple Class Plan with Attached Exhibits;	(36)

6	Copy of Institutional Shares Exhibit to Multiple Class Plan;	(37)

(o)

1	Conformed copy of Power of Attorney of the Registrant;	(25)

2	Conformed copy of Power of Attorney of the Chief Investment Officer of the Registrant;	(23)

3	Conformed copy of Power of Attorney of the Treasurer of the Registrant;	(31)

4	Conformed copy of Power of Attorney of a Director of the Registrant;	(31)

5	Conformed copy of Power of Attorney of Directors of the Registrant	(32)

6	Conformed copy of Power of Attorney of Director of the Registrant;	(35)

7	Conformed copy of Power of Attorney of Director of the Registrant;	(38)

(p)

1
The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950).

2
The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005.  (File Nos. 33-31602 and 811-5950);

3	The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 10/1/2008;	(38)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-43472 and 811-6447)

1	Initial Registration Statement filed October 23, 1991.

2	Pre-Effective Amendment No. 1 filed December 19, 1991.

7	PEA No. 5 filed October 21, 1993.

9	PEA No. 7 filed December 14, 1993.

10	PEA No. 11 filed April 4, 1994.

12	PEA No. 12 filed July 26, 1994.

14	PEA No. 13 filed September 21, 1994

15	PEA No. 15 filed January 27, 1995.

17	PEA No. 18 filed January 26, 1996.

18	PEA No. 20 filed January 28, 1997.

19	PEA No. 21 filed November 25, 1997.

20	PEA No. 22 filed January 28, 1998.

21	PEA No. 23 filed December 1, 1998.

22	PEA No. 25 filed January 28, 2000.

23	PEA No. 27 filed January 31, 2001.

24	PEA No. 28 filed November 26, 2001.

25	PEA No. 30 filed November 25, 2002.

26	PEA No. 31 filed January 29, 2003.

27	PEA No. 32 filed November 26, 2003.

28	PEA No. 35 filed January 2, 2004.

29	PEA No. 36 filed November 18, 2004.

30	PEA No. 39 filed November 28, 2005.

31	PEA No. 40 filed January 27, 2006.

32	PEA No. 41 filed November 28, 2006.

33	PEA No. 44 filed on January 26, 2007.

34	PEA No. 45 filed on November 16, 2007.

35	PEA No. 47 filed on January 28, 2008.

36	PEA No. 48 filed on November 25, 2008.

37	PEA No. 49 filed on January 29, 2009

38	PEA No. 50 filed on September 25, 2009

Item 29 Persons Controlled by or Under Common Control with the Fund:

None

Item 30 Indemnification

(2)

Item 31 Business and Other Connections of Investment Adviser:

For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of zero of the Trustees and four of the Officers of the Investment Adviser are included in Part B of this Registration Statement under “Who Manages and Provides Services to the Fund?”  The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.  The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

The remaining Officers of the Investment Adviser are:

President/ Chief Executive Officer:	John B. Fisher

Vice Chairman:	William D. Dawson, III

Executive Vice Presidents:	Deborah A. Cunningham Robert J. Ostrowski

Senior Vice Presidents:
Todd Abraham
J. Scott Albrecht
Joseph M. Balestrino
Randall S. Bauer
Jonathan C. Conley
Mark E. Durbiano
Donald T. Ellenberger
Susan R. Hill
Robert M. Kowit
Jeffrey A. Kozemchak
Mary Jo Ochson
Ihab Salib
Paige Wilhelm

Vice Presidents:
G. Andrew Bonnewell
Hanan Callas
Jerome Conner
James R. Crea, Jr.
Karol Crummie
Lee R. Cunningham, II
B. Anthony Delserone, Jr.
Bryan Dingle
William Ehling
Ann Ferentino
Eamonn G. Folan
Richard J. Gallo
John T. Gentry
Kathryn P. Glass
Patricia L. Heagy
William R. Jamison
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Tracey Lusk
Marian R. Marinack
Natalie F. Metz
Thomas J. Mitchell
Joseph M. Natoli
Bob Nolte
Mary Kay Pavuk
Jeffrey A. Petro
John Polinski
Rae Ann Rice
Brian Ruffner
Roberto Sanchez-Dahl, Sr.
John Sidawi
Michael W. Sirianni, Jr.
Christopher Smith
Kyle Stewart
Mary Ellen Tesla
Timothy G. Trebilcock
Nicholas S. Tripodes
Paolo H. Valle
Stephen J. Wagner
Mark Weiss
George B. Wright

Assistant Vice Presidents:	Jason DeVito Timothy Gannon James Grant Ann Kruczek Christopher McGinley Ann Manley Keith Michaud Karl Mocharko Joseph Mycka Nick Navari Gene Neavin Liam O’Connell

Secretary:	G. Andrew Bonnewell

Treasurer:	Thomas R. Donahue

Assistant Treasurer:	Denis McAuley, III

Item 32 Principal Underwriters:

(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series, Inc.

Cash Trust Series II

Federated Adjustable Rate Securities Fund

Federated Core Trust

Federated Core Trust II, L.P.

Federated Core Trust III

Federated Equity Funds

Federated Equity Income Fund, Inc.

Federated Fixed Income Securities, Inc.

Federated GNMA Trust

Federated Government Income Securities, Inc.

Federated High Income Bond Fund, Inc.

Federated High Yield Trust

Federated Income Securities Trust

Federated Income Trust

Federated Index Trust

Federated Institutional Trust

Federated Insurance Series

Federated Intermediate Government Fund, Inc.

Federated International Series, Inc.

Federated Investment Series Funds, Inc.

Federated Managed Allocation Portfolios

Federated Managed Pool Series

Federated MDT Series

Federated Municipal Securities Fund, Inc.

Federated Municipal Securities Income Trust

Federated Premier Intermediate Municipal Income Fund

Federated Premier Municipal Income Fund

Federated Short-Intermediate Duration Municipal Trust

Federated Stock and Bond Fund

Federated Stock Trust

Federated Total Return Government Bond Fund

Federated Total Return Series, Inc.

Federated U.S. Government Bond Fund

Federated U.S. Government Securities Fund: 1-3 Years

Federated U.S. Government Securities Fund: 2-5 Years

Federated World Investment Series, Inc.

Intermediate Municipal Trust

Edward Jones Money Market Fund

Money Market Obligations Trust

(b)

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant

Chairman:	Richard B. Fisher	Vice President

Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue

President and Director:	Thomas E. Territ

Vice President and Director:	Peter J. Germain

Treasurer and Director:	Denis McAuley III

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant

Senior Vice Presidents:
Michael Bappert
Richard W. Boyd
Bryan Burke
Charles L. Davis, Jr.
Laura M. Deger
Peter W. Eisenbrandt
Theodore Fadool, Jr.
James M. Heaton
Harry J. Kennedy
Michael Koenig
Anne H. Kruczek
Amy Michaliszyn
Richard C. Mihm
Keith Nixon
Solon A. Person, IV
Brian S. Ronayne
Colin B. Starks
F. Andrew Thinnes
Robert F. Tousignant
William C. Tustin
Paul Uhlman

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant

Vice Presidents:
Irving Anderson
Marc Benacci
Dan Berry
John B. Bohnet
Edward R. Bozek
Jane E. Broeren-Lambesis
Mark Carroll
Dan Casey
Scott Charlton
Steven R. Cohen
James Conely
Kevin J. Crenny
G. Michael Cullen
Beth C. Dell
Jack C. Ebenreiter
Donald C. Edwards
Timothy Franklin
Jamie Getz
Scott Gundersen
Peter Gustini
Dayna C. Haferkamp
Raymond J. Hanley
Vincent L. Harper, Jr.
Jeffrey S. Jones
Ed Koontz
Jerry L. Landrum
David M. Larrick
Christopher A. Layton
Michael H. Liss
Michael R. Manning
Michael Marcin
Diane Marzula
Martin J. McCaffrey
Mary A. McCaffrey
Joseph McGinley
Vincent T. Morrow
John C. Mosko
Doris T. Muller
Alec H. Neilly
Rebecca Nelson
Ted Noethling
John A. O’Neill
James E. Ostrowski
Stephen Otto
Mark Patsy
Rich Paulson
Chris Prado
Josh Rasmussen
Richard A. Recker
Diane M. Robinson
Timothy A. Rosewicz

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant

Vice Presidents:
Eduardo G. Sanchez
Robert E. Savarese, Jr.
Thomas S. Schinabeck
Leland T. Scholey
Peter Siconolfi
Edward L. Smith
Peter Smith
John A. Staley
Jack L. Streich
Mark Strubel
Michael Vahl
David Wasik
G. Walter Whalen
Stephen White
Lewis Williams
Littell L. Wilson
Edward J. Wojnarowski
Michael P. Wolff
Erik Zettlemayer
Paul Zuber

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant

Assistant Vice Presidents:	Robert W. Bauman Chris Jackson William Rose

Secretary:	C. Todd Gibson

Assistant Treasurer:	Lori A. Hensler Richard A. Novak

(c)	Not Applicable

Item 33 Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
Reed Smith LLP
Investment Management Group (IMG)
Reed Smith Centre
225 Fifth Avenue
Suite 1200
Pittsburgh, PA  15222
(Notices should be sent to the Agent for Service at above address)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA  15086

Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

Federated Investment Management Company (“Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600

Item 34 Management Services: Not applicable.

Item 35 Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED FIXED INCOME SECURITIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of November, 2009.

FEDERATED FIXED INCOME SECURITIES, INC.

BY: /s/ George F. Magera George F. Magera, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	November 23, 2009

John F. Donahue *	Director

J. Christopher Donahue *	President and Director(Principal Executive Officer)

Richard A. Novak*	Treasurer (Principal Financial Officer)

John T. Conroy, Jr.*	Director

Nicholas P. Constantakis*	Director

John F. Cunningham*	Director

Maureen Lally-Green*	Director

Peter E. Madden*	Director

Charles F. Mansfield, Jr.*	Director

R. James Nicholson*	Director

Thomas O’Neill*	Director

John S. Walsh*	Director

James F. Will*	Director

*By Power of Attorney